Schedule of Investments (unaudited)
July 31, 2026
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.2%
Bombardier, Inc., 7.45%, 05/01/34(a)(b)	$17,332	$18,947,686
Apparel — 2.6%
VF Corp.
2.95%, 04/23/30(b)	25,480	22,905,786
6.00%, 10/15/33(b)	9,387	9,214,725
6.45%, 11/01/37(b)	9,703	9,135,352
		41,255,863
Auto Manufacturers — 3.0%
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(a)	2,456	2,279,382
2.75%, 03/09/28(a)	4,130	3,926,576
5.30%, 09/13/27(a)(b)	2,750	2,739,595
5.55%, 09/13/29(a)	2,115	2,060,433
7.05%, 09/15/28(a)	4,776	4,870,784
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	16,808	16,493,580
4.81%, 09/17/30(a)(b)	16,830	15,576,397
		47,946,747
Auto Parts & Equipment — 1.4%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(c)	17,008	17,252,187
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	5,174	5,251,937
		22,504,124
Chemicals — 10.9%
Celanese U.S. Holdings LLC
7.17%, 07/15/27(b)	1,500	1,517,291
7.33%, 07/15/29	7,670	7,973,846
7.35%, 11/15/28(b)	7,523	7,810,334
7.38%, 07/15/32(b)	9,352	9,781,535
7.55%, 11/15/30	9,946	10,496,453
7.70%, 11/15/33(b)	9,362	9,937,357
FMC Corp.
3.45%, 10/01/29(b)	14,730	13,570,265
4.50%, 10/01/49(b)	14,775	9,533,729
5.65%, 05/18/33(b)	14,734	13,167,625
6.38%, 05/18/53(b)	14,689	11,448,349
Huntsman International LLC
2.95%, 06/15/31	13,535	12,052,955
4.50%, 05/01/29	25,490	24,602,744
5.70%, 10/15/34(b)	11,829	11,091,940
Methanex Corp.
5.25%, 12/15/29(b)	23,479	23,275,965
5.65%, 12/01/44	10,220	8,951,249
		175,211,637
Commercial Services — 1.6%
United Rentals North America, Inc., 3.88%, 11/15/27(b)	25,215	24,934,477
Computers — 1.2%
Crane NXT Co.
4.20%, 03/15/48(b)	11,794	7,356,139
6.55%, 11/15/36(b)	6,788	6,731,289
Seagate Data Storage Technology Pte Ltd., 5.75%, 12/01/34	675	666,333
Seagate HDD Cayman, 5.75%, 12/01/34(b)	4,840	4,796,769
		19,550,530
Security	Par (000)	Value
Cosmetics & Personal Care — 3.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)	$1,000	$982,006
5.60%, 01/15/31(a)(b)	11,704	11,491,046
6.63%, 07/15/30(a)(b)	7,016	7,055,764
Perrigo Finance Unlimited Co.
4.90%, 12/15/44(b)	10,228	7,464,260
5.15%, 06/15/30(b)	25,458	24,083,197
		51,076,273
Diversified Financial Services — 1.0%
Navient Corp., 5.63%, 08/01/33(b)	20,152	16,647,275
Electric — 2.4%
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(c)	28,812	28,689,468
TransAlta Corp., 6.50%, 03/15/40	10,125	9,760,924
		38,450,392
Engineering & Construction — 1.1%
Fluor Corp., 4.25%, 09/15/28(b)	17,192	16,893,310
Entertainment — 2.5%
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(d)	33,740	30,321,039
4.63%, 04/06/31(a)(b)	11,876	9,932,501
		40,253,540
Environmental Control — 2.1%
GFL Environmental, Inc., 6.75%, 01/15/31(a)(b)	33,902	34,332,519
Food — 0.6%
Safeway, Inc., 7.25%, 02/01/31(b)	8,853	9,167,275
Health Care - Services — 3.8%
Centene Corp.
2.45%, 07/15/28	8,450	8,017,250
2.50%, 03/01/31	7,950	6,920,600
2.63%, 08/01/31(b)	4,775	4,139,840
3.00%, 10/15/30	7,950	7,154,181
3.38%, 02/15/30	7,325	6,783,854
4.25%, 12/15/27(b)	2,900	2,888,845
4.63%, 12/15/29	12,625	12,230,086
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	12,160	12,905,047
		61,039,703
Holding Companies - Diversified — 3.3%
FS KKR Capital Corp.
3.13%, 10/12/28(b)	11,675	10,985,474
6.13%, 01/15/30(b)	11,100	10,820,051
6.13%, 01/15/31(b)	6,600	6,355,609
6.88%, 08/15/29(b)	9,375	9,414,241
7.88%, 01/15/29(b)	7,000	7,195,746
Prospect Capital Corp., 3.44%, 10/15/28(b)	8,300	7,775,293
		52,546,414
Home Furnishings — 3.0%
Whirlpool Corp.
2.40%, 05/15/31	6,271	4,615,857
4.50%, 06/01/46(b)	10,447	5,875,748
4.60%, 05/15/50(b)	10,441	5,806,359
4.70%, 05/14/32	6,303	4,905,339
4.75%, 02/26/29(b)	14,651	13,687,968
5.15%, 03/01/43	5,286	3,113,298
5.50%, 03/01/33(b)	6,296	4,900,813

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
5.75%, 03/01/34(b)	$6,373	$4,839,270
		47,744,652
Housewares — 2.2%
Newell Brands, Inc.
7.38%, 04/01/36(b)	14,268	14,394,757
7.50%, 04/01/46	22,339	20,728,077
		35,122,834
Insurance — 2.9%
Constellation Insurance, Inc.
6.63%, 05/01/31(a)(b)	6,286	6,169,558
6.80%, 01/24/30(a)(b)	11,000	10,916,700
Genworth Holdings, Inc., 6.50%, 06/15/34(b)	8,296	8,294,791
MBIA, Inc., 5.70%, 12/01/34(b)	1,000	983,153
Provident Financing Trust I, 7.41%, 03/15/38(b)	6,913	7,090,667
Wilton RE Ltd., 6.00%, (5-year CMT + 5.27%)(a)(c)(e)	13,522	12,647,700
		46,102,569
Iron & Steel — 1.0%
Cleveland-Cliffs, Inc., 6.25%, 10/01/40(b)	7,991	6,418,293
U.S. Steel Corp., 6.65%, 06/01/37(b)	9,246	9,459,925
		15,878,218
Media — 4.5%
Belo Corp., 7.25%, 09/15/27(b)	8,050	8,235,404
Discovery Communications LLC, 6.35%, 06/01/40(b)	7,415	5,180,830
Discovery Global Holdings, Inc.
4.28%, 03/15/32(b)	10,130	8,034,272
5.05%, 03/15/42(b)	6,075	3,766,500
Paramount Global
3.38%, 02/15/28(b)	2,400	2,343,057
3.70%, 06/01/28(b)	2,650	2,574,510
4.20%, 06/01/29	2,550	2,419,753
4.20%, 05/19/32(b)	4,875	4,138,494
4.38%, 03/15/43	7,150	4,363,071
4.60%, 01/15/45	3,050	1,836,884
4.85%, 07/01/42	2,525	1,630,748
4.90%, 08/15/44(b)	2,750	1,711,769
4.95%, 01/15/31	6,325	5,794,629
4.95%, 05/19/50(b)	5,050	3,049,549
5.25%, 04/01/44	1,725	1,113,476
5.50%, 05/15/33(b)	2,200	1,919,536
5.85%, 09/01/43	6,325	4,478,017
5.90%, 10/15/40	1,625	1,185,265
6.88%, 04/30/36(b)	5,282	4,820,672
7.88%, 07/30/30(b)	4,100	4,264,489
		72,860,925
Mining — 1.0%
Alcoa Nederland Holding BV, 4.13%, 03/31/29(a)(b)	16,891	16,313,892
Office & Business Equipment — 0.4%
Xerox Corp.
4.80%, 03/01/35	8,290	2,963,489
6.75%, 12/15/39	11,609	4,006,655
		6,970,144
Oil & Gas — 3.2%
Global Marine, Inc., 7.00%, 06/01/28(b)	8,283	8,423,670
Murphy Oil Corp., 5.88%, 12/01/42(b)	11,588	10,038,423
Security	Par (000)	Value
Oil & Gas (continued)
Transocean International Ltd.
6.80%, 03/15/38(b)	$20,671	$19,349,016
7.50%, 04/15/31	13,360	13,379,826
		51,190,935
Packaging & Containers — 0.9%
Sealed Air Corp., 6.88%, 07/15/33(a)	15,300	14,952,358
Pipelines — 5.5%
Buckeye Partners LP
4.13%, 12/01/27	13,487	13,261,192
5.60%, 10/15/44	10,192	8,868,762
5.85%, 11/15/43	13,533	12,058,130
6.75%, 08/15/33(b)	5,146	5,270,034
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	10,344	10,071,516
4.95%, 07/15/29(a)(b)	16,121	15,913,218
6.88%, 04/15/40(a)	14,673	14,754,027
7.50%, 07/15/38(a)	7,325	7,697,879
		87,894,758
Real Estate Investment Trusts — 9.5%
Brandywine Operating Partnership LP
3.95%, 11/15/27	15,209	14,826,478
4.55%, 10/01/29(b)	11,902	11,144,579
8.30%, 03/15/28(b)	11,887	12,330,267
Diversified Healthcare Trust, 4.75%, 02/15/28(b)	17,020	16,713,017
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	12,396	10,856,672
3.95%, 11/01/27(b)	12,387	12,058,861
4.65%, 04/01/29(b)	15,432	14,534,406
5.95%, 02/15/28(b)	10,860	10,757,554
Service Properties Trust
3.95%, 01/15/28(b)	13,605	13,191,040
4.38%, 02/15/30(b)	13,460	12,176,487
4.95%, 10/01/29(b)	14,468	13,528,334
Vornado Realty LP, 3.40%, 06/01/31(b)	11,942	10,865,512
		152,983,207
Retail — 11.8%
Advance Auto Parts, Inc.
1.75%, 10/01/27	11,825	11,358,990
3.50%, 03/15/32(b)	11,869	10,388,470
3.90%, 04/15/30(b)	16,966	15,891,867
5.95%, 03/09/28(b)	10,205	10,277,970
Bath & Body Works, Inc.
6.95%, 03/01/33(b)	9,585	9,534,680
7.60%, 07/15/37(b)	6,806	6,704,622
Kohl's Corp.
5.13%, 05/01/31(b)	13,272	11,898,333
5.55%, 07/17/45(b)	14,346	9,853,915
Macy's Retail Holdings LLC
4.30%, 02/15/43(b)	8,471	6,053,437
4.50%, 12/15/34(b)	12,380	11,129,353
5.13%, 01/15/42	8,445	6,818,584
6.38%, 03/15/37(b)	6,525	6,046,165
6.70%, 07/15/34(a)(b)	6,150	5,949,678
Nordstrom, Inc.
4.25%, 08/01/31(b)	10,865	10,102,196
4.38%, 04/01/30(b)	12,799	12,242,078
5.00%, 01/15/44(b)	24,571	17,676,706
6.95%, 03/15/28(b)	7,738	7,912,510

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Yum! Brands, Inc.
5.35%, 11/01/43(b)	$9,349	$8,599,221
6.88%, 11/15/37	10,954	11,604,982
		190,043,757
Telecommunications — 9.0%
Embarq LLC, 8.00%, 06/01/36	40,393	10,040,215
Lumen Technologies, Inc.
Series P, 7.60%, 09/15/39	11,810	10,943,194
Series U, 7.65%, 03/15/42	9,639	8,753,259
SES AMERICOM, Inc., 5.30%, 03/25/44(a)	16,875	12,828,551
SES SA, 5.30%, 04/04/43(a)	7,050	5,381,913
Telecom Italia Capital SA
6.00%, 09/30/34	11,414	11,544,090
6.38%, 11/15/33	11,371	11,731,186
7.20%, 07/18/36	11,391	12,293,700
7.72%, 06/04/38	11,399	12,750,581
Vodafone Group PLC, 7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)(c)	46,711	47,927,633
		144,194,322
Transportation — 0.7%
XPO CNW, Inc., 6.70%, 05/01/34(b)	10,102	10,407,132
Total Long-Term Investments — 97.5% (Cost: $1,647,719,119)		1,563,417,468
	Shares
Short-Term Securities
Money Market Funds — 18.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(f)(g)(h)	275,745,685	275,828,409
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(f)(g)	14,700,000	$14,700,000
Total Short-Term Securities — 18.1% (Cost: $290,443,388)		290,528,409
Total Investments — 115.6% (Cost: $1,938,162,507)		1,853,945,877
Liabilities in Excess of Other Assets — (15.6)%		(249,829,155)
Net Assets — 100.0%		$1,604,116,722

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$319,021,788	$—	$(43,130,783)(a)	$(7,962)	$(54,634)	$275,828,409	275,745,685	$1,580,255 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	26,450,000	—	(11,750,000)(a)	—	—	14,700,000	14,700,000	372,048	—
				$(7,962)	$(54,634)	$290,528,409		$1,952,303	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Fallen Angels USD Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,563,417,468	$—	$1,563,417,468
Short-Term Securities
Money Market Funds	290,528,409	—	—	290,528,409
	$290,528,409	$1,563,417,468	$—	$1,853,945,877

Portfolio Abbreviation
CMT	Constant Maturity Treasury